Subsequent Events (Details Narrative) - USD ($)	May 15, 2025	Apr. 17, 2025	Apr. 15, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jan. 08, 2022
Subsequent Event [Line Items]
Common stock, par value						$ 1	$ 1
Alphatime Acquisition Corp [Member]
Subsequent Event [Line Items]
Common stock, par value					$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Debt Instrument, Face Amount				$ 54,979
Subsequent Event [Member] | Alphatime Acquisition Corp [Member]
Subsequent Event [Line Items]
Other Borrowings	$ 285,086		$ 261,293
Common stock, par value		$ 0.00001
Subsequent Event [Member] | Alphatime Acquisition Corp [Member] | Minimum [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 50,000,000